5. Risk Management (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risk Management Details 5Abstract
Borrowings and financing	R$ 13,152,796	R$ 12,100,966	R$ 11,964,143
(-) Cash and cash equivalents	(3,029,191)	(2,283,047)	(1,886,221)	R$ (1,639,214)
Net debt	10,123,605	9,817,919
Total equity	19,551,688	17,513,009	R$ 15,419,211	R$ 13,716,606
Total capital	R$ 29,675,293	R$ 27,330,928
Leverage ratio	34.00%	36.00%